Annual Total Returns [BarChart] - QS U.S. Small Capitalization Equity Fund - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	(2.11%)
Annual Return 2012	16.50%
Annual Return 2013	38.48%
Annual Return 2014	9.53%
Annual Return 2015	(4.51%)
Annual Return 2016	19.88%
Annual Return 2017	8.77%
Annual Return 2018	(15.41%)
Annual Return 2019	20.74%
Annual Return 2020	11.26%